[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

July 23, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Integrity Managed Portfolios (the "Registrant")

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Kansas Insured Intermediate Fund into Kansas Municipal Fund, both series of the Registrant.

Please contact Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446 if you have questions or comments regarding the filing.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures